Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (40,107)	$ (18,234)	$ (275,610)	$ (64,993)	$ (83,815)	$ (65,801)	$ (80,893)
Other comprehensive (loss) income:
Foreign currency translation adjustment	(29)	(38)	(1)	(87)	(35)	(1)	19
Unrealized (loss) gain on marketable securities	(114)	74	(83)	(77)	7	(30)	(59)
Total comprehensive loss	$ (40,250)	$ (18,198)	$ (275,694)	$ (65,157)	$ (83,843)	$ (65,832)	$ (80,933)